Offerings - Offering: 1	Dec. 02, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (3) (4)
Amount Registered | shares	10,704,865
Proposed Maximum Offering Price per Unit | $ / shares	2.045
Maximum Aggregate Offering Price	$ 21,891,448.93
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,023.21
Offering Note	This Registration Statement also covers an indeterminate number of additional shares of Common Stock that may become issuable under the Beeline Holdings, Inc. 2025 Equity Incentive Plan (the “Plan” or pursuant to outstanding stock option awards set forth herein as a result of stock splits, stock dividends and other terms pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”)).Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on November 28, 2025.The Registration Statement also includes a reoffer prospectus in accordance with General Instruction C of Form S-8. The reoffer prospectus included herein also includes shares of Common Stock that may be acquired by the directors and executive officers.Represents shares of Common Stock available for future grants under the Plan as of the date of this Registration Statement.